Consumer Loans Receivable, net (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Short-term advances receivable	50,834	6,799
Term loans receivable	569	765
Line of credit receivable	849	0
Allowance for consumer loan losses	(26,397)	(2,783)	(511)
Consumer loans receivable originated by the Company	25,855	4,781
Acquired loan portfolio	6,585	0
Loans Receivable, Net	32,440	4,781